TABLE OF CONTENTS

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

MONEY MARKET SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
GROWTH SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
MULTI-SECTOR FIXED INCOME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
BALANCED SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
REAL ESTATE SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC THEME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ABERDEEN NEW ASIA SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ENHANCED INDEX SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
ENGEMANN NIFTY FIFTY SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
SENECA MID-CAP GROWTH SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
GROWTH AND INCOME SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
VALUE EQUITY SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
SCHAFER MID-CAP SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
WANGER U.S. SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
TEMPLETON STOCK SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
TEMPLETON ASSET ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     8
TEMPLETON INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     8
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     8
MUTUAL SHARES INVESTMENTS SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     8
NOTES TO FINANCIAL STATEMENTS...............    11

                                             This annual report for the PHOENIX
                                      HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                for the period ended December 31, 1998 contains
                                     the financial statements for the Account's
                                              variable universal life policies.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

                                                                                                                  MULTI-SECTOR
                                                                            MONEY MARKET          GROWTH          FIXED INCOME
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $ 29,233,552       $254,437,583       $ 18,020,712
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $ 29,233,552       $331,086,585       $ 16,340,834
                                                                            ------------       ------------       ------------
      Total assets....................................................        29,233,552        331,086,585         16,340,834
LIABILITIES
   Accrued expenses to related party..................................            17,287            209,893             11,253
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $ 29,216,265       $330,876,692       $ 16,329,581
                                                                            ============       ============       ============
Accumulation units outstanding........................................        19,445,741         61,038,521          7,465,200
                                                                            ============       ============       ============
Unit value............................................................      $   1.502450       $   5.420786       $   2.187421
                                                                            ============       ============       ============

                                                                             STRATEGIC
                                                                             ALLOCATION        INTERNATIONAL        BALANCED
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $ 38,006,641       $ 52,877,225       $ 23,277,178
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $ 42,884,376       $ 59,477,822       $ 27,176,858
                                                                            ------------       ------------       ------------
      Total assets....................................................        42,884,376         59,477,822         27,176,858
LIABILITIES
   Accrued expenses to related party..................................            27,626             38,654             17,606
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $ 42,856,750       $ 59,439,168       $ 27,159,252
                                                                            ============       ============       ============
Accumulation units outstanding........................................        12,854,218         25,861,683         12,965,944
                                                                            ============       ============       ============
Unit value............................................................      $   3.334058       $   2.298356       $   2.094661
                                                                            ============       ============       ============

                                                                                                                    ABERDEEN
                                                                            REAL ESTATE       STRATEGIC THEME       NEW ASIA
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  4,634,701       $  6,220,582       $  2,033,105
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $  3,886,791       $  8,065,971       $  1,479,400
                                                                            ------------       ------------       ------------
      Total assets....................................................         3,886,791          8,065,971          1,479,400
LIABILITIES
   Accrued expenses to related party..................................             1,214              5,016                983
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $  3,885,577       $  8,060,955       $  1,478,417
                                                                            ============       ============       ============
Accumulation units outstanding........................................         3,145,785          4,829,333          2,327,758
                                                                            ============       ============       ============
Unit value............................................................      $   1.235169       $   1.669165       $   0.635131
                                                                            ============       ============       ============

                                                                                                                     SENECA
                                                                              ENHANCED           ENGEMANN            MID-CAP
                                                                               INDEX            NIFTY FIFTY          GROWTH
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $11,431,268         $1,490,895         $  819,776
                                                                            ============       ============       ============
   Investment in the Phoenix Edge Series Fund, at market..............       $12,738,930         $1,743,031         $  949,988
                                                                            ------------       ------------       ------------
      Total assets....................................................        12,738,930          1,743,031            949,988
LIABILITIES
   Accrued expenses to related party..................................            11,879              1,024                555
                                                                            ------------       ------------       ------------
NET ASSETS............................................................       $12,727,051         $1,742,007         $  949,433
                                                                            ============       ============       ============
Accumulation units outstanding........................................         9,141,857          1,388,592            801,887
                                                                            ============       ============       ============
Unit value............................................................        $ 1.392173         $ 1.254504         $ 1.184001
                                                                            ============       ============       ============

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)

                                                                               GROWTH                                SCHAFER
                                                                             AND INCOME        VALUE EQUITY          MID-CAP
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $ 2,982,276        $   742,160        $   907,393
                                                                             ===========        ===========        ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $ 3,334,697        $   817,347        $   892,867
                                                                             -----------        -----------        -----------
      Total assets....................................................         3,334,697            817,347            892,867
LIABILITIES
   Accrued expenses to related party..................................             1,932                527                550
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $ 3,332,765        $   816,820        $   892,317
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................         2,784,908            748,006          1,013,461
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.196724        $  1.091997        $  0.880465
                                                                             ===========        ===========        ===========

                                                                               WANGER             WANGER
                                                                                U.S.           INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP           SMALL CAP            STOCK
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $28,429,006        $10,613,991        $    26,984
                                                                             ===========        ===========        ===========
   Investment in Wanger Advisors Trust, at market.....................       $31,256,495        $11,219,048                 --
   Investment in Templeton Variable Products Series Fund, at market...                --                 --        $    27,400
                                                                             -----------        -----------        -----------
      Total assets....................................................        31,256,495         11,219,048             27,400
                                                                             -----------        -----------        -----------
LIABILITIES
   Accrued expenses to related party..................................            19,828              7,180                  8
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $31,236,667        $11,211,868        $    27,392
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................        21,727,449          9,675,387             27,534
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.437659        $  1.158764        $  0.995090
                                                                             ===========        ===========        ===========

                                                                              TEMPLETON           TEMPLETON
                                                                           ASSET ALLOCATION     INTERNATIONAL
                                                                              SUBACCOUNT         SUBACCOUNT
                                                                              ----------         ----------
ASSETS
   Investments at cost................................................         $  37,201          $  52,253
                                                                               =========          =========
   Investment in Templeton Variable Products Series Fund, at market...         $  37,568          $  53,499
                                                                               ---------          ---------
      Total assets....................................................            37,568             53,499
LIABILITIES
   Accrued expenses to related party..................................                 9                 31
                                                                               ---------          ---------
NET ASSETS............................................................         $  37,559          $  53,468
                                                                               =========          =========
Accumulation units outstanding........................................            37,229             51,415
                                                                               =========          =========
Unit value............................................................         $1.008866          $1.039927
                                                                               =========          =========

                                                                             TEMPLETON         MUTUAL SHARES
                                                                         DEVELOPING MARKETS     INVESTMENTS
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost................................................         $  10,614          $  53,204
                                                                               =========          =========
   Investment in Templeton Variable Products Series Fund, at market...         $  10,670          $  53,804
                                                                               ---------          ---------
      Total assets....................................................            10,670             53,804
LIABILITIES
   Accrued expenses to related party..................................                 5                 33
                                                                               ---------          ---------
NET ASSETS............................................................         $  10,665          $  53,771
                                                                               =========          =========
Accumulation units outstanding........................................            10,074             54,032
                                                                               =========          =========
Unit value............................................................         $1.058660          $0.995163
                                                                               =========          =========

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                     MULTI-SECTOR
                                                                         MONEY MARKET              GROWTH            FIXED INCOME
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   982,207            $   342,838          $ 1,284,827
Expenses
   Mortality, expense risk and administrative charges...............          157,449              2,170,154              138,095
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          824,758             (1,827,316)           1,146,732
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................               --               (127,873)              18,767
Net realized gain distribution from Fund............................               --             11,409,998              104,945
Net unrealized appreciation (depreciation) on investment............               --             63,176,153           (2,089,209)
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................               --             74,458,278           (1,965,497)
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   824,758            $72,630,962           $ (818,765)
                                                                          ===========            ===========           ==========

                                                                           STRATEGIC
                                                                          ALLOCATION            INTERNATIONAL          BALANCED
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   736,394             $       --         $    583,227
Expenses
   Mortality, expense risk and administrative charges...............          309,722                425,434              184,043
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          426,672               (425,434)             399,184
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................          (41,194)               (52,504)               6,011
Net realized gain distribution from Fund............................        2,776,286             10,074,498              814,962
Net unrealized appreciation (depreciation) on investment............        4,003,067              2,276,436            2,783,483
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................        6,738,159             12,298,430            3,604,456
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 7,164,831            $11,872,996           $4,003,640
                                                                          ===========            ===========           ==========

                                                                                                                       ABERDEEN
                                                                          REAL ESTATE          STRATEGIC THEME         NEW ASIA
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
Investment income
   Distributions....................................................      $   200,097            $     4,366          $     6,267
Expenses
   Mortality, expense risk and administrative charges...............           32,577                 44,756               10,002
                                                                          -----------            -----------           ----------
Net investment income (loss)........................................          167,520                (40,390)              (3,735)
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................          (25,938)                 9,537               13,286
Net realized gain distribution from Fund............................            4,891                468,250                   --
Net unrealized appreciation (depreciation) on investment............       (1,192,311)             1,903,438              (44,106)
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................       (1,213,358)             2,381,225              (30,820)
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $(1,045,838)           $ 2,340,835           $  (34,555)
                                                                          ===========            ===========           ==========

                                                                                                                        SENECA
                                                                           ENHANCED               ENGEMANN              MID-CAP
                                                                             INDEX               NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT            SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------            -------------        -------------
Investment income
   Distributions....................................................      $    89,559            $       676           $      771
Expenses
   Mortality, expense risk and administrative charges...............           55,576                  4,388                2,272
                                                                          -----------            -----------           ----------
Net investment income (loss) .......................................           33,983                 (3,712)              (1,501)
                                                                          -----------            -----------           ----------
Net realized gain (loss) from share transactions....................           (1,698)                (2,426)              (1,568)
Net realized gain distribution from Fund............................          535,197                     --                   --
Net unrealized appreciation (depreciation) on investment............        1,267,409                252,136              130,212
                                                                          -----------            -----------           ----------
Net gain (loss) on investments......................................        1,800,908                249,710              128,644
                                                                          -----------            -----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $ 1,834,891            $   245,998           $  127,143
                                                                          ===========            ===========           ==========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                            GROWTH                VALUE               SCHAFER
                                                                          AND INCOME              EQUITY              MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(2)        SUBACCOUNT(1)
                                                                         -------------        -------------        -------------
Investment income
   Distributions....................................................      $    12,489          $     3,183              $  2,642
Expenses
   Mortality, expense risk and administrative charges...............            7,627                2,697                 2,556
                                                                          -----------          -----------              ---------
Net investment income (loss)........................................            4,862                  486                    86
                                                                          -----------          -----------              ---------
Net realized gain (loss) from share transactions....................              594               (4,166)                   10
Net realized gain distribution from Fund............................               --                   --                    --
Net unrealized appreciation (depreciation) on investment............          352,421               75,187               (14,526)
                                                                          -----------          -----------              ---------
Net gain (loss) on investments......................................          353,015               71,021               (14,516)
                                                                          -----------          -----------              ---------
Net increase (decrease) in net assets resulting from operations.....      $   357,877          $    71,507              $(14,430)
                                                                          ===========          ===========              =========

                                                                            WANGER                WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(3)
                                                                          ----------            ----------         -------------
Investment income
   Distributions....................................................      $ 1,133,695          $    93,297              $     --
Expenses
   Mortality, expense risk and administrative charges...............          196,294               74,180                     8
                                                                          -----------          -----------              --------
Net investment income (loss)........................................          937,401               19,117                    (8)
                                                                          -----------          -----------              --------
Net realized gain (loss) from share transactions....................           (5,625)               3,286                   148
Net realized gain distribution from Fund............................               --                   --                    --
Net unrealized appreciation (depreciation) on investment............          857,628            1,051,832                   416
                                                                          -----------          -----------              --------
Net gain (loss) on investments......................................          852,003            1,055,118                   564
                                                                          -----------          -----------              --------
Net increase (decrease) in net assets resulting from operations.....      $ 1,789,404          $ 1,074,235              $    556
                                                                          ===========          ===========              ========

                                                                           TEMPLETON            TEMPLETON
                                                                       ASSET ALLOCATION       INTERNATIONAL
                                                                         SUBACCOUNT(3)        SUBACCOUNT(4)
                                                                         -------------        -------------
Investment income
   Distributions....................................................      $        --          $        --
Expenses
   Mortality, expense risk and administrative charges...............                9                   31
                                                                          -----------          -----------
Net investment income (loss)........................................               (9)                 (31)
                                                                          -----------          -----------
Net realized gain (loss) from share transactions....................              (12)                 862
Net realized gain distribution from Fund............................               --                   --
Net unrealized appreciation (depreciation) on investment............              367                1,246
                                                                          -----------          -----------
Net gain (loss) on investments......................................              355                2,108
                                                                          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....       $      346          $     2,077
                                                                          ===========          ===========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                         SUBACCOUNT(5)        SUBACCOUNT(6)
                                                                         -------------        -------------
Investment income
   Distributions....................................................          $    --           $       --
Expenses
   Mortality, expense risk and administrative charges...............                5                   33
                                                                          -----------          -----------
Net investment income (loss)........................................               (5)                 (33)
                                                                          -----------          -----------
Net realized gain (loss) from share transactions....................            1,117                   59
Net realized gain distribution from Fund............................               --                   --
Net unrealized appreciation (depreciation) on investment............               56                  600
                                                                          -----------          -----------
Net gain (loss) on investments......................................            1,173                  659
                                                                          -----------          -----------
Net increase (decrease) in net assets resulting from operations.....      $     1,168          $       626
                                                                          ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998
(3) From inception December 1, 1998 to December 31, 1998
(4) From inception November 18, 1998 to December 31, 1998
(5) From inception November 11, 1998 to December 31, 1998
(6) From inception November 24, 1998 to December 31, 1998

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $    824,758          $ (1,827,316)        $  1,146,732
   Net realized gain (loss).........................................               --            11,282,125              123,712
   Net unrealized appreciation (depreciation).......................               --            63,176,153           (2,089,209)
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets resulting from operations..          824,758            72,630,962             (818,765)
                                                                         ------------          ------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       40,115,775            55,187,189            3,021,981
   Participant transfers............................................      (21,256,952)              366,385           (1,554,114)
   Participant withdrawals..........................................       (7,094,597)          (34,006,494)            (891,608)
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       11,764,226            21,547,080              576,259
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets............................       12,588,984            94,178,042             (242,506)
NET ASSETS
   Beginning of period..............................................       16,627,281           236,698,650           16,572,087
                                                                         ------------          ------------         ------------
   End of period....................................................     $ 29,216,265          $330,876,692         $ 16,329,581
                                                                         ============          ============         ============

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $    426,672          $   (425,434)        $    399,184
   Net realized gain (loss).........................................        2,735,092            10,021,994              820,973
   Net unrealized appreciation (depreciation).......................        4,003,067             2,276,436            2,783,483
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets resulting from operations..        7,164,831            11,872,996            4,003,640
                                                                         ------------          ------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        6,376,125            10,365,754            4,954,718
   Participant transfers............................................         (877,514)            (165,682)              123,719
   Participant withdrawals..........................................       (5,828,250)           (5,751,632)          (2,654,908)
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................         (329,639)            4,448,440            2,423,529
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets............................        6,835,192            16,321,436            6,427,169
NET ASSETS

   Beginning of period..............................................       36,021,558            43,117,732           20,732,083
                                                                         ------------          ------------         ------------
   End of period....................................................     $ 42,856,750          $ 59,439,168         $ 27,159,252
                                                                         ============          ============         ============

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $    167,520          $    (40,390)        $     (3,735)
   Net realized gain (loss).........................................          (21,047)              477,787               13,286
   Net unrealized appreciation (depreciation).......................       (1,192,311)            1,903,438              (44,106)
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets resulting from operations..       (1,045,838)            2,340,835              (34,555)
                                                                         ------------          ------------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,623,011             1,846,888              497,841
   Participant transfers............................................         (313,564)              103,603              124,820
   Participant withdrawals..........................................         (523,745)             (701,416)            (158,919)
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          785,702             1,249,075              463,742
                                                                         ------------          ------------         ------------
   Net increase (decrease) in net assets............................         (260,136)            3,589,910              429,187
NET ASSETS
   Beginning of period..............................................        4,145,713             4,471,045            1,049,230
                                                                         ------------          ------------         ------------
   End of period....................................................     $  3,885,577          $  8,060,955         $  1,478,417
                                                                         ============          ============         ============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN              MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(1)         SUBACCOUNT(2)
                                                                          ----------          -------------         -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $    33,983           $    (3,712)         $    (1,501)
   Net realized gain (loss).........................................          533,499                (2,426)              (1,568)
   Net unrealized appreciation (depreciation).......................        1,267,409               252,136              130,212
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,834,891               245,998              127,143
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,291,221               526,600              384,143
   Participant transfers............................................        7,258,586             1,045,208              485,598
   Participant withdrawals..........................................         (608,655)              (75,799)             (47,451)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        8,941,152             1,496,009              822,290
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       10,776,043             1,742,007              949,433
NET ASSETS
   Beginning of period..............................................        1,951,008                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $12,727,051           $ 1,742,007          $   949,433
                                                                          ===========           ===========          ===========

                                                                            GROWTH                                    SCHAFER
                                                                          AND INCOME           VALUE EQUITY           MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(2)         SUBACCOUNT(1)
                                                                         -------------        -------------         -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $     4,862            $      486           $       86
   Net realized gain (loss).........................................              594                (4,166)                  10
   Net unrealized appreciation (depreciation).......................          352,421                75,187              (14,526)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          357,877                71,507              (14,430)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          891,760               349,399              538,439
   Participant transfers............................................        2,236,565               431,964              415,611
   Participant withdrawals..........................................         (153,437)              (36,050)             (47,303)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        2,974,888               745,313              906,747
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        3,332,765               816,820              892,317
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 3,332,765           $   816,820          $   892,317
                                                                          ===========           ===========          ===========

                                                                            WANGER               WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT(3)
                                                                          ----------           ----------           -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $   937,401           $    19,117          $        (8)
   Net realized gain (loss).........................................           (5,625)                3,286                  148
   Net unrealized appreciation (depreciation).......................          857,628             1,051,832                  416
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,789,404             1,074,235                  556
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        9,117,666             3,222,916                1,490
   Participant transfers............................................        6,575,005             1,456,920               25,903
   Participant withdrawals..........................................       (2,592,905)           (1,076,075)                (557)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       13,099,766             3,603,761               26,836
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       14,889,170             4,677,996               27,392
NET ASSETS
   Beginning of period..............................................       16,347,497             6,533,872                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $31,236,667           $11,211,868          $    27,392
                                                                          ===========           ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 11, 1998 to December 31, 1998
(3) From inception December 1, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                            TEMPLETON             TEMPLETON
                                                                        ASSET ALLOCATION       INTERNATIONAL
                                                                          SUBACCOUNT(3)         SUBACCOUNT(4)
                                                                         -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................        $      (9)             $    (31)
   Net realized gain (loss).........................................              (12)                  862
   Net unrealized appreciation (depreciation).......................              367                 1,246
                                                                             --------              --------
   Net increase (decrease) in net assets resulting from operations..              346                 2,077
                                                                             --------              --------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            2,271                 4,687
   Participant transfers............................................           35,556                47,443
   Participant withdrawals..........................................             (614)                 (739)
                                                                             --------              --------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           37,213                51,391
                                                                             --------              --------
   Net increase (decrease) in net assets............................           37,559                53,468
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                             --------              --------
   End of period....................................................         $ 37,559              $ 53,468
                                                                             ========              ========

                                                                            TEMPLETON
                                                                           DEVELOPING          MUTUAL SHARES
                                                                             MARKETS            INVESTMENTS
                                                                         SUBACCOUNT(5)         SUBACCOUNT(6)
                                                                         -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................         $     (5)             $    (33)
   Net realized gain (loss).........................................            1,117                    59
   Net unrealized appreciation (depreciation).......................               56                   600
                                                                             --------              --------
   Net increase (decrease) in net assets resulting from operations..            1,168                   626
                                                                             --------              --------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            1,665                 4,558
   Participant transfers............................................            7,864                53,136
   Participant withdrawals..........................................              (32)               (4,549)
                                                                             --------              --------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................            9,497                53,145
                                                                             --------              --------
   Net increase (decrease) in net assets............................           10,665                53,771
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                             --------              --------
   End of period....................................................         $ 10,665              $ 53,771
                                                                             ========              ========

(3) From inception December 1, 1998 to December 31, 1998
(4) From inception November 18, 1998 to December 31, 1998
(5) From inception November 11, 1998 to December 31, 1998
(6) From inception November 24, 1998 to December 31, 1998

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   662,774          $   (365,411)         $   914,726
   Net realized gain................................................               34            36,338,055              406,684
   Net unrealized appreciation......................................               --               909,243               18,289
                                                                          -----------          ------------          -----------
   Net increase in net assets resulting from operations.............          662,808            36,881,887            1,339,699
                                                                          -----------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       29,753,469            51,373,829            3,839,754
   Participant transfers............................................      (24,739,794)              461,474            1,758,903
   Participant withdrawals..........................................       (4,583,895)          (24,768,747)          (1,594,349)
                                                                          -----------          ------------          -----------
   Net increase in net assets resulting from participant transactions         429,780            27,066,556            4,004,308
                                                                          -----------          ------------          -----------
   Net increase in net assets.......................................        1,092,588            63,948,443            5,344,007
NET ASSETS
   Beginning of period..............................................       15,534,693           172,750,207           11,228,080
                                                                          -----------          ------------          -----------
   End of period....................................................      $16,627,281          $236,698,650          $16,572,087
                                                                          ===========          ============          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income............................................      $   432,254          $    211,106          $   415,696
   Net realized gain................................................        4,411,761             4,008,640            2,267,527
   Net unrealized appreciation (depreciation).......................          604,211              (307,551)             120,786
                                                                          -----------          ------------          -----------
   Net increase in net assets resulting from operations.............        5,448,226             3,912,195            2,804,009
                                                                          -----------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        6,156,264             9,403,556            3,516,448
   Participant transfers............................................        1,805,561               284,097              397,233
   Participant withdrawals..........................................       (3,655,616)           (4,537,485)          (2,204,100)
                                                                          -----------          ------------          -----------
   Net increase in net assets resulting from participant transactions       4,306,209             5,150,168            1,709,581
                                                                          -----------          ------------          -----------
   Net increase in net assets.......................................        9,754,435             9,062,363            4,513,590
NET ASSETS
   Beginning of period..............................................       26,267,123            34,055,369           16,218,493
                                                                          -----------          ------------          -----------
   End of period....................................................      $36,021,558          $ 43,117,732          $20,732,083
                                                                          ===========          ============          ===========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE         STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                          ----------             ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................       $   71,600           $   (12,436)         $    35,017
   Net realized gain (loss).........................................          137,321               517,108              (13,109)
   Net unrealized appreciation (depreciation).......................          332,563               (66,310)            (502,645)
                                                                           ----------            ----------          -----------
   Net increase (decrease) in net assets resulting from operations..          541,484               438,362             (480,737)
                                                                           ----------            ----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,089,983             1,476,759              522,055
   Participant transfers............................................        1,984,226             1,197,938             (774,160)
   Participant withdrawals..........................................         (357,873)             (447,958)            (159,479)
                                                                           ----------            ----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        2,716,336             2,226,739             (411,584)
                                                                           ----------            ----------          -----------
   Net increase (decrease) in net assets............................        3,257,820             2,665,101             (892,321)
NET ASSETS
   Beginning of period..............................................          887,893             1,805,944            1,941,551
                                                                           ----------            ----------          -----------
   End of period....................................................       $4,145,713           $ 4,471,045          $ 1,049,230
                                                                           ==========           ===========          ===========

                                                                                                   WANGER
                                                                           ENHANCED            INTERNATIONAL           WANGER U.S.
                                                                             INDEX               SMALL CAP              SMALL CAP
                                                                         SUBACCOUNT(1)           SUBACCOUNT            SUBACCOUNT
                                                                         -------------           ----------            ----------
FROM OPERATIONS
   Net investment income............................................       $    5,400            $   32,454          $    36,210
   Net realized gain (loss).........................................            8,444                (3,142)             (13,408)
   Net unrealized appreciation (depreciation).......................           40,253              (450,637)           1,960,796
                                                                           ----------            ----------          -----------
   Net increase (decrease) in net assets resulting from operations..           54,097              (421,325)           1,983,598
                                                                           ----------            ----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          334,421             2,372,417            3,760,805
   Participant transfers............................................        1,632,282             4,882,238           11,222,509
   Participant withdrawals..........................................          (69,792)             (595,864)          (1,086,412)
                                                                           ----------            ----------          -----------
   Net increase in net assets resulting from participant transactions       1,896,911             6,658,791           13,896,902
                                                                           ----------            ----------          -----------
   Net increase in net assets.......................................        1,951,008             6,237,466           15,880,500
NET ASSETS
   Beginning of period..............................................                0               296,406              466,997
                                                                           ----------            ----------          -----------
   End of period....................................................       $1,951,008            $6,533,872          $16,347,497
                                                                           ==========            ==========          ===========
















(1) From inception July 18, 1997 to December 31, 1997


                       See Notes to Financial Statements

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is offered as Flex Edge and Flex Edge Success for individual variable life insurance and as Joint Edge for variable first-to-die joint life insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and currently consists of 22 Subaccounts, that invest in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds").

   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Series is a capital growth common stock fund. The Templeton Asset Allocation Series invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Series is a capital appreciation fund with income as a secondary objective. Policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
D. DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

SUBACCOUNT                                                                                        PURCHASES               SALES
----------                                                                                        ---------               -----
The Phoenix Edge Series Fund:
   Money Market...................................................................              $31,853,252          $19,256,778
   Growth.........................................................................               49,284,935           18,102,090
   Multi-Sector Fixed Income......................................................                5,350,134            3,521,752
   Strategic Allocation...........................................................                8,277,641            5,400,772
   International..................................................................               22,081,567            7,973,787
   Balanced.......................................................................                5,741,504            2,100,013
   Real Estate....................................................................                2,362,768            1,406,089
   Strategic Theme................................................................                2,670,131              991,086
   Aberdeen New Asia..............................................................                1,098,420              638,124
   Enhanced Index.................................................................                9,931,894              410,925
   Engemann Nifty Fifty...........................................................                1,727,380              234,060
   Seneca Mid-Cap Growth..........................................................                  899,775               78,430
   Growth and Income..............................................................                3,124,752              143,071
   Value Equity ..................................................................                  812,090               65,764
   Schafer Mid-Cap................................................................                  956,377               48,994
Wanger Advisors Trust:
   U.S. Small Cap.................................................................               15,711,241            1,664,671
   International Small Cap........................................................                4,491,053              865,300
Templeton Variable Products Series Fund:
   Stock..........................................................................                   45,944               19,108
   Asset Allocation...............................................................                   37,827                  614
   International..................................................................                   75,110               23,719
   Developing Markets.............................................................                   30,632               21,135
   Mutual Shares Investments......................................................                   67,242               14,097

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                              SUBACCOUNT
                                        ----------------------------------------------------------------------------------------
                                           MONEY                    MULTI-SECTOR      STRATEGIC
                                          MARKET        GROWTH      FIXED INCOME     ALLOCATION     INTERNATIONAL     BALANCED
                                          ------        ------      ------------     ----------     -------------     --------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period   10,888,182    53,796,712      6,969,616      12,553,404      22,691,802      11,152,659
Participant deposits.................    25,232,325    10,943,361      1,612,375       1,983,152       4,321,346       1,820,359
Participant transfers................   (13,413,441)       21,924       (641,776)       (310,963)         (9,321)        703,668
Participant withdrawals..............    (3,942,355)   (6,691,981)      (794,000)     (1,864,672)     (2,401,968)     (1,282,042)
                                        -----------    ----------      ---------      ----------      ----------      ----------
Units outstanding, end of period.....    18,764,711    58,070,016      7,146,215      12,360,921      24,601,859      12,394,644
                                        ===========    ==========      =========      ==========      ==========      ==========

                                           MONEY                    MULTI-SECTOR      STRATEGIC
                                          MARKET        GROWTH      FIXED INCOME     ALLOCATION     INTERNATIONAL      BALANCED
                                          ------        ------      ------------     ----------     -------------      --------
JOINT EDGE
Units outstanding, beginning of period      650,414     2,524,123        230,895         393,860       1,118,378         533,527
Participant deposits.................     1,247,784       930,424        109,413         131,317         304,285         133,364
Participant transfers................    (1,005,432)       64,060         23,533          11,609          33,078           1,554
Participant withdrawals..............      (211,736)     (550,102)       (44,856)        (43,489)       (195,917)        (97,145)
                                        -----------    ----------      ---------      ----------      ----------       ---------
Units outstanding, end of period.....       681,030     2,968,505        318,985         493,297       1,259,824         571,300
                                        ===========    ==========      =========      ==========      ==========       =========

                                                                                                                         SENECA
                                                        STRATEGIC        ABERDEEN        ENHANCED       ENGEMANN         MID-CAP
                                        REAL ESTATE       THEME          NEW ASIA          INDEX       NIFTY FIFTY       GROWTH
                                        -----------       -----          --------          -----       -----------       ------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period    2,502,410     3,525,204      1,458,554       1,799,793               0               0
Participant deposits.................     1,037,325     1,263,895        687,377       1,725,325         400,612         252,441
Participant transfers................      (280,388)       31,327        219,381       5,787,200         992,193         513,395
Participant withdrawals..............      (319,584)     (450,102)      (194,425)       (458,191)        (54,757)        (26,335)
                                        -----------    ----------      ---------      ----------      ----------       ---------
Units outstanding, end of period.....     2,939,763     4,370,324      2,170,887       8,854,127       1,338,048         739,501
                                        ===========    ==========      =========      ==========      ==========       =========

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                                                                                                                           SENECA
                                                         STRATEGIC         ABERDEEN        ENHANCED        ENGEMANN        MID-CAP
                                          REAL ESTATE      THEME           NEW ASIA         INDEX         NIFTY FIFTY      GROWTH
                                          -----------      -----           --------         -----         -----------      ------
JOINT EDGE
Units outstanding, beginning of period      121,350        319,957          107,352          30,998               0              0
Participant deposits.................       113,951        161,092           85,676         148,090          14,103         75,052
Participant transfers................        13,592         56,807           (1,658)        142,233          39,696         26,849
Participant withdrawals..............       (42,871)       (78,847)         (34,499)        (33,591)         (3,255)       (39,515)
                                            -------        -------          -------         -------          ------        -------
Units outstanding, end of period.....       206,022        459,009          156,871         287,730          50,544         62,386
                                            =======        =======          =======         =======          ======        =======

                                           GROWTH           VALUE           SCHAFER         WANGER          WANGER        TEMPLETON
                                         AND INCOME        EQUITY           MID-CAP          U.S.       INTERNATIONAL       STOCK
                                         ----------        ------           -------          ----       -------------       -----
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period            0              0                0      11,757,123       6,155,973              0
Participant deposits.................       588,751        193,279          400,967       5,947,597       2,569,304          1,584
Participant transfers................     2,152,823        523,931          607,611       4,569,528       1,144,508         26,379
Participant withdrawals..............      (117,030)       (22,598)         (34,699)     (1,637,206)       (825,549)          (436)
                                          ---------        -------          -------      ----------       ---------         ------
Units outstanding, end of period.....     2,624,544        694,612          973,879      20,637,042       9,044,236         27,527
                                          =========        =======          =======      ==========       =========         ======

                                          GROWTH          VALUE         SCHAFER           WANGER         WANGER         TEMPLETON
                                         AND INCOME       EQUITY         MID-CAP            U.S.       INTERNATIONAL       STOCK
                                         ----------       ------         -------            ----       -------------       -----
JOINT EDGE
Units outstanding, beginning of period            0              0               0          503,845         351,440              0
Participant deposits.................        73,871         31,173          34,931          509,418         270,057              0
Participant transfers................       104,626         32,233          16,146          278,250         111,481              7
Participant withdrawals..............       (18,133)       (10,012)        (11,495)        (201,106)       (101,827)            (0)
                                          ---------        -------          -------      ----------       ---------         ------
Units outstanding, end of period.....       160,364         53,394          39,582        1,090,407         631,151              7
                                          =========        =======          =======      ==========       =========         ======

                                          TEMPLETON                       TEMPLETON         MUTUAL
                                            ASSET         TEMPLETON      DEVELOPING         SHARES
                                          ALLOCATION    INTERNATIONAL      MARKETS       INVESTMENTS
                                          ----------    -------------      -------       -----------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period            0              0               0                0
Participant deposits.................         2,343          4,538           1,493            4,698
Participant transfers................        35,402         44,851           8,537           53,945
Participant withdrawals..............          (620)          (617)            (31)          (4,611)
                                             ------         ------           -----           ------
Units outstanding, end of period.....        37,125         48,772           9,999           54,032
                                             ======         ======           =====           ======

                                           TEMPLETON                      TEMPLETON         MUTUAL
                                             ASSET        TEMPLETON       DEVELOPING         SHARES
                                          ALLOCATION    INTERNATIONAL       MARKETS       INVESTMENTS
                                          ----------    -------------       -------       -----------
JOINT EDGE
Units outstanding, beginning of period            0              0               0                0
Participant deposits.................             0              0              75                0
Participant transfers................           121          2,719               0                0
Participant withdrawals..............           (17)           (76)             (0)              (0)
                                             ------         ------           -----           ------
Units outstanding, end of period.....           104          2,643              75                0
                                             ======         ======           =====           ======

NOTE 5--POLICY LOANS
   Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 90% of a policy's cash value with an interest rate set in accordance with the contract due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 2% for Flex Edge Success policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account.

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $30,323,330 during the year ended December 31, 1998. Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the applicable surrender charge is deducted from the policy value and paid to Phoenix.
   Phoenix Equity Planning Corporation is the principal underwriter and distributor of the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.
   Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).
   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers logo]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Universal Life Account:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets and Mutual Shares Investments (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.


[PricewaterhouseCoopers signature]


PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103